Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	$ 1,241.9
Derivative asset	15.8	15.1
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	760.8	905.2
Derivative asset	16.5	19.7
Derivative liability	0.7	0.6
Derivatives Designated as Hedging Instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60.0	60.0		114.0
Derivatives Designated as Hedging Instruments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60.0	60.0
Derivative asset	15.8	15.1
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2		1,526.5
Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2
Derivative asset	0.7	4.6
Derivative liability	0.7	0.6
Not Designated as Hedging Instrument | Foreign Exchange Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2	[1]	1,486.2
Less Than 8 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume		60.0
Less Than 8 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Fair Value, Measurements, Recurring | Other Non Current Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume		60.0
Derivative asset		15.1
Less Than Six Months | Not Designated as Hedging Instrument | Foreign Exchange Swaps | Fair Value, Measurements, Recurring | Other Current Assets Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2	[1]
Derivative asset	0.7	4.6
Derivative liability	0.7	0.6
Less Than 7 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60.0
Less Than 7 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Fair Value, Measurements, Recurring | Other Non Current Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60.0
Derivative asset	$ 15.8

[1]	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.